Acquisition of Business (Details) - Schedule of unaudited pro forma condensed financial information - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Schedule of unaudited pro forma condensed financial information [Abstract]
Net revenue As Reported	$ 203,814
Net revenue Proforma	629,873	$ 1,369,761	$ 1,993,472
Net loss As Reported	(638,063)
Net loss Proforma	$ (702,975)	$ (3,001,178)	$ (2,732,727)
Loss per common share - basic and diluted As Reported (in Dollars per share) | $ / shares (in Dollars per share)	$ (0.12)
Loss per common share - basic and diluted Proforma (in Dollars per share) | $ / shares (in Dollars per share)	$ (0.12)	$ 0.52	$ (0.45)